Note 7 Encumbered and unencumbered asstes (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Book value [Member] | Total assets encumbered and unencumbered [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	€ 114,336	€ 121,999	€ 101,792
Unencumbered assets	548,548	614,260	596,898
Book value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	307	2,134	3,526
Unencumbered assets	22,280	14,556	12,113
Book value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	31,557	29,379	29,630
Unencumbered assets	89,307	100,108	95,611
Book value [Member] | Loans and advances and other [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	82,472	90,486	68,636
Unencumbered assets	436,962	499,595	489,174
Market value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	307	2,134	3,526
Unencumbered assets	22,280	14,556	12,113
Market value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	29,527	26,112	29,567
Unencumbered assets	€ 89,307	€ 100,108	€ 95,611